Fair Value Measurements (Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 50,723	¥ 43,192
Valuation Technique(s)	Business enterprise value multiples
Significant Unobservable Inputs	-
Real Estate Collateral Dependent Loans | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 12,472	¥ 17,511
Valuation Technique(s)	Discounted cash flows
Significant Unobservable Inputs	Discount rate
Weighted Average Discount Rate	10.50%	9.30%
Real Estate Collateral Dependent Loans | Direct Capitalization Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Valuation Technique(s)	Direct capitalization
Significant Unobservable Inputs	Capitalization rate
Weighted Average Discount Rate	10.90%	9.90%
Investment in operating leases and property under facility operations | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 1,381	¥ 5,679
Valuation Technique(s)	Discounted cash flows
Significant Unobservable Inputs	Discount rate
Weighted Average Discount Rate	9.00%	5.50%
Investment in operating leases and property under facility operations | Direct Capitalization Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 204
Valuation Technique(s)	Direct capitalization
Significant Unobservable Inputs	Capitalization rate
Weighted Average Discount Rate	8.70%
Investment in operating leases and property under facility operations | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 20,940	¥ 20,002
Valuation Technique(s)	Appraisals
Significant Unobservable Inputs	-
Certain Investment in Affiliates | Market Price Method
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 15,726
Valuation Technique(s)	Market price method
Significant Unobservable Inputs	-
Minimum | Real Estate Collateral Dependent Loans | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	10.00%	5.30%
Minimum | Real Estate Collateral Dependent Loans | Direct Capitalization Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	10.30%	5.90%
Minimum | Investment in operating leases and property under facility operations | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	6.80%	5.30%
Minimum | Investment in operating leases and property under facility operations | Direct Capitalization Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	8.50%
Maximum | Real Estate Collateral Dependent Loans | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	10.70%	10.90%
Maximum | Real Estate Collateral Dependent Loans | Direct Capitalization Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	11.20%	17.00%
Maximum | Investment in operating leases and property under facility operations | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	10.20%	10.00%
Maximum | Investment in operating leases and property under facility operations | Direct Capitalization Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	10.00%